CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property and equipment	¥ 224,284	¥ 314,505
Intangible assets	917,063	976,948
Deferred tax assets	564,562	423,786
Financial assets measured at amortized cost from banking operations	25,283
Investments accounted for using the equity method	175,733	118,829
Financial assets at fair value through other comprehensive income	21,828	393,448
Contract assets	16,788	40,998
Total non-current assets	1,945,541	2,268,514
Current assets
Trade receivables	838,690	710,123
Contract assets	257,830	211,276
Prepayments and other receivables	443,328	528,277
Financial assets measured at amortized cost from banking operations	576,305
Financial assets at fair value through profit or loss	1,487,871	1,690,967
Restricted cash	2,280,499	3,440,289
Cash and cash equivalents	3,055,194	1,077,875
Total current assets	8,939,717	7,658,807
Total assets	10,885,258	9,927,321
Equity
Share capital	78	73
Shares held for share option scheme	(87,714)	(88,280)
Other reserves	10,639,931	8,461,637
Accumulated losses	(5,356,926)	(4,003,318)
Equity attributable to equity owners of the Company	5,195,369	4,370,112
Non-controlling interests	89,914	150,429
Total equity	5,285,283	4,520,541
Non-current liabilities
Trade and other payables	395,514	420,873
Contract liabilities	17,683	12,700
Deferred tax liabilities	20,080	33,291
Total non-current liabilities	433,277	466,864
Current liabilities
Trade and other payables	1,547,781	1,075,576
Payroll and welfare payables	625,330	538,132
Contract liabilities	138,547	104,960
Short-term borrowings	2,283,307	3,218,566
Customer deposits	405,853
Derivative financial liabilities	165,880	2,682
Total current liabilities	5,166,698	4,939,916
Total liabilities	5,599,975	5,406,780
Total equity and liabilities	¥ 10,885,258	¥ 9,927,321